Loans and advances to customers - Schedule of impairment loss and allowance for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (283,497)	€ (243,203)
Impairment at end of year	(300,026)	(283,497)	€ (243,203)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	349	286
Impairment at end of year	520	349	286
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,125	22,788	22,684
Impairment losses charged to income for the year	14,144	13,428	13,805
Impairment losses charged to profit or loss	24,935	22,761	20,608
Impairment losses reversed with a credit to profit or loss	(10,791)	(9,333)	(6,803)
Change of perimeter	0	0	(48)
Write-off of impaired balances against recorded impairment allowance	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(1,845)	(879)	194
Impairment at end of year	21,158	22,125	22,788
Accumulated impairment | Individually calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	2,258	2,951
Impairment at end of year	2,359	2,258	2,951
Accumulated impairment | Collective calculated | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	19,867	19,837
Impairment at end of year	18,799	19,867	19,837
Accumulated impairment | Financial instruments credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,088	14,238
Impairment at end of year	13,527	14,088	14,238
Accumulated impairment | Financial instruments not credit-impaired | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,037	8,550
Impairment at end of year	€ 7,631	€ 8,037	€ 8,550